Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2019 USD ($) Classification	Dec. 31, 2018 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 516,775	$ 484,581
Common equity Tier 1 capital		516,775	484,581
Tier 1 risk-based capital		516,775	484,581
Total risk-based capital		$ 551,975	$ 517,948
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		9.94%	9.767%
Common equity Tier 1 capital, ratio		18.412%	18.233%
Tier 1 risk-based capital, ratio		18.412%	18.233%
Total risk-based capital, ratio		19.666%	19.489%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	5.00%	5.00%
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	4.00%	4.00%
Common equity Tier 1 capital, well capitalized	[1]	6.50%	6.50%
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	7.00%	6.38%
Tier 1 risk-based capital, well capitalized	[1]	8.00%	8.00%
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	8.50%	7.88%
Total risk-based capital, well capitalized	[1]	10.00%	10.00%
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	10.50%	9.88%
Common equity Tier 1 capital conservation buffer		2.50%	1.88%
Tier 1 risk based capital ratio, capital conservation buffer		2.50%	1.88%
Total risk based capital ratio, capital conservation buffer		2.50%	1.88%
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 533,243	$ 499,626
Common equity Tier 1 capital		533,243	499,626
Tier 1 risk-based capital		533,243	499,626
Total risk-based capital		$ 568,463	$ 533,009
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		10.254%	10.129%
Common equity Tier 1 capital, ratio		18.988%	18.79%
Tier 1 risk-based capital, ratio		18.988%	18.79%
Total risk-based capital, ratio		20.242%	20.046%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	4.00%	4.00%
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	7.00%	6.38%
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	8.50%	7.88%
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	10.50%	9.88%
Common equity Tier 1 capital conservation buffer		2.50%	1.88%
Tier 1 risk based capital ratio, capital conservation buffer		2.50%	1.88%
Total risk based capital ratio, capital conservation buffer		2.50%	1.88%

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	The December 31, 2019 and 2018 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent, and 1.88 percent repectively.